SCHEDULE OF RELATED PARTY TRANSACTION (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Mr. Hok Pan Se [member] | Shareholder loans [member]
Disclosure of transactions between related parties [line items]
Description of transactions with related party	[1]	Interest expense on shareholder loans
Outstanding of related party transactions	[1]	$ 18,999	$ 73,102	$ 197,066
Mr. Hok Pan Se [member] | Convertible bonds [member]
Disclosure of transactions between related parties [line items]
Description of transactions with related party	[1]	Interest expense on convertible bonds
Outstanding of related party transactions	[1]			71,865
Fo shan sunde daziran [member]
Disclosure of transactions between related parties [line items]
Description of transactions with related party	[2]	Lease payments made
Outstanding of related party transactions	[2]			55,263
Fo shan sunde changcheng [member]
Disclosure of transactions between related parties [line items]
Description of transactions with related party	[3]	Lease payments made
Outstanding of related party transactions	[3]		20,535	6,523
Nature Flooring Iindusties Inc [member]
Disclosure of transactions between related parties [line items]
Description of transactions with related party	[4]	Revenue
Outstanding of related party transactions	[4]	$ 24,077
Prowood (Cambodia) Flooring Co., Ltd [member]
Disclosure of transactions between related parties [line items]
Description of transactions with related party	[5]	Revenue
Outstanding of related party transactions	[5]	$ 4,889,874
Taizhou Nature Home Furnishings Co., Ltd [Member]
Disclosure of transactions between related parties [line items]
Description of transactions with related party	[6]	Revenue
Outstanding of related party transactions	[6]	$ 21,820

[1]	Mr. Hok Pan Se ceases to be ultimate beneficial shareholder from October 2025 after completed the transfer of the company’s share to the new ultimate beneficial shareholder and no control or significant influence remain over the company after the completion of transaction.
[2]	Fo Shan Sunde Daziran Investment Management Limited ceases to be related party from October 2025 after the former ultimate beneficial holder completed the transfer of the company’s share to the new ultimate beneficial shareholder and no control or significant influence remain by the former ultimate beneficial holder over the company after the completion of transaction.
[3]	Fo Shan Sunde Changcheng Management Limited ceases to be related party from September 2024 after the former ultimate beneficial shareholder lose the control over this related company.
[4]	Nature Flooring Industries Inc ceases to be related party from October 2025 after the former ultimate beneficial holder completed the transfer of the company’s share to the new ultimate beneficial shareholder and no control or significant influence remain by the former ultimate beneficial holder over the company after the completion of transaction.
[5]	Prowood (Cambodia) Flooring Co., Ltd ceases to be related party from October 2025 after the former ultimate beneficial holder completed the transfer of the company’s share to the new ultimate beneficial shareholder and no control or significant influence remain by the former ultimate beneficial holder over the company after the completion of transaction.
[6]	Taizhou Nature Home Furnishings Co., Ltd ceases to be related party from October 2025 after the former ultimate beneficial holder completed the transfer of the company’s share to the new ultimate beneficial shareholder and no control or significant influence remain by the former ultimate beneficial holder over the company after the completion of transaction.